Other operating expenses - Summary of Other Operating Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Profit or loss [abstract]
Impairment loss on investment in joint venture	¥ 0	$ 0	¥ 990	¥ 0
Impairment on property, plant and equipment	36,720	5,169	0	0
Reversal of provision for onerous contract, net	0	0	(4,829)	(8,810)
Foreign exchange loss, net	482	68	555	1,739
Written off/(write-back) of unrecoverable value-added tax	(11,164)	(1,572)	0	11,164
Others	900	127	877	5,889
Other operating expenses	¥ 26,938	$ 3,792	¥ (2,407)	¥ 9,982